Fair Value Measurements (Details)	Jun. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 287,507,970
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	12,324,034
Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	11,979,167
Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	344,867
U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	287,507,970
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	11,979,167
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	287,507,970
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 344,867